FirstMerit Funds

FirstMerit Equity Fund
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FirstMerit Government Money Market Fund
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Supplement to the  Prospectuses and statements of additional  information  dated
January 31, 2001
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Effective  May 10,  2001,  the  Trust's  Investment  Adviser  will  change  from
"FirstMerit Bank, N.A.," to "FirstMerit Advisors, Inc."


                                                                  April 27, 2001


Federated Securities Corp., Distributor

Cusip 337944 10 2
Cusip 337944 20 1

26419 (4/01)

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